UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Semiannual Report

June 30, 2012

Allianz Global Investors Money Market Fund

SHARE CLASSES A, C, INSTITUTIONAL II

A Word About Risk:  A fund may be subject to various risks as described in its prospectus. Some of those risks may include, but are not limited to, the following: derivatives risk, small company risk, foreign investment risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund is unable to close out a position when it is most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. The principal value of the Fund is not guaranteed at any time. Please refer to the Fund’s current prospectus for complete details.

Allianz Global Investors Money Market Fund

Important Information About the Fund

(unaudited)

Proxy Voting

The Fund has filed with the Securities and Exchange Commission its proxy voting records for the period from the Fund’s inception through June 30, 2012 on Form N-PX, which must be filed each year by August 31. The Fund did not hold any votable positions during the reporting period. The Fund’s proxy voting records and proxy voting policies and procedures are available without charge, upon request, by calling 1-800-926-4456, on the Funds’ website at www.allianzinvestors.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for the first and third quarters of the fiscal year; such filings are available on the SEC’s Web site at http://www.sec.gov. A copy of the Fund’s Form N-Q, when available, will be provided without charge, upon request, by calling the Fund at 1-800-988-8380 (Class A and Class C) or 1-800-498-5413 (Institutional II Class). In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example, which appears in this Semiannual Report. Please refer to this information when reviewing the Shareholder Expense Example for a Fund.

Shareholder Expense Example

Shareholders of the Fund incur two types of costs: (1) transaction costs; and (2) ongoing costs, including administration fees; distribution and/or service (12b-1) fees and other Fund expenses. The Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on $1,000.00 invested at the beginning and held for the entire period February 17, 2012 (commencement of operations) through June 30, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500.00 or less may be charged an additional fee at an annual rate of $16.00.

Allianz Global Investors Distributors LLC, 1633 Broadway, New York, NY, 10019, www.allianzinvestors.com, 1-800-988-8380 (retail classes: A and C) or 1-800-498-5413 (Institutional II class).

2	Allianz Global Investors Money Market Fund Semiannual Report	6.30.12

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by administration fees (for example, expenses of the trustees and their counsel or litigation expenses) and/or because of reductions in the administration fees resulting from the size of the Fund.

All the information on the Shareholder Expense Example page is unaudited.

Shareholder Expense Example	Actual Performance
	Class A	Class C	Institutional II Class
Beginning Account Value (2/17/12)	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (6/30/12)	$1,000.30	$1,000.30	$1,000.60
Expenses Paid During Period	$0.93	$0.93	$0.57

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Institutional II Class
Beginning Account Value (1/1/12)	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (6/30/12)	$1,023.57	$1,023.57	$1,024.07
Expenses Paid During Period	$1.31	$1.31	$0.81

The Fund commenced operations on February 17, 2012. The Actual Performance example is based on the period since inception; the Hypothetical Performance example is based on the period beginning January 1, 2012.

For each class of the Fund, expenses (net of fee waiver and reimbursement, if any) are equal to the annualized expense ratio for the class (0.26% for Class A, 0.26% for Class C and 0.16% for Institutional II Class), multiplied by the average account value over the period, multiplied by 131/366 for the Actual expense example and 182/366 for the Hypothetical expense example. The expense ratios include the Fund’s proportionate share of expenses of the State Street Money Market Portfolio.

6.30.12	Allianz Global Investors Money Market Fund Semiannual Report	3

Allianz Global Investors Money Market Fund
Statement of Assets and Liabilities June 30, 2012 (unaudited)

Assets:
Investment in Master Portfolio, at value and cost	$54,197,893
Receivable for Fund shares sold	80,850
Receivable from Investment Manager	60,451
Investments in Affiliated Funds - Trustee Deferred Compensation Plan (see Note 4)	323
Total Assets	54,339,517
Liabilities:
Payable for Fund shares redeemed	121,916
Offering expense payable	46,904
Dividends payable	6,588
Administration fees payable	2,131
Trustees Deferred Compensation Plan payable (see Note 4)	323
Servicing fees payable	162
Accrued expenses and other liabilities	65,129
Total Liabilities	243,153
Net Assets	$54,096,364
Net Assets Consist of:
Shares of beneficial interest:
Par value ($0.0001 per share)	$5,410
Paid-in-capital in excess of par	54,090,915
Undistributed net investment income	—
Net realized gain	39
Net Assets	$54,096,364

Net Assets:
Class A	$2,697,119
Class C	1,389,202
Institutional II Class	50,010,043
Shares Issued and Outstanding:
Class A	2,697,118
Class C	1,389,201
Institutional II Class	50,010,006
Net Asset Value and Redemption Price Per Share:
Class A	$1.00
Class C	1.00
Institutional II Class	1.00

4	Allianz Global Investors Money Market Fund Semiannual Report	6.30.12	See Accompanying Notes to Financial Statements

Allianz Global Investors Money Market Fund
Statement of Operations
For the period February 17, 2012* through June 30, 2012 (unaudited)

Net Investment Income Allocated from Master Portfolio:
Interest income allocated from Master Portfolio	$60,545
Expenses allocated from Master Portfolio	(11,860)
Net investment income from Master Portfolio	48,685

Expenses:
Administration fees	9,043
Servicing fees - Class A	176
Servicing fees - Class C	146
Trustees’ fees	18,791
Shareholder communications expense	11,193
Legal fees	10,738
Audit and tax service fees	9,742
Accounting agent fees	6,841
Sub-administration fees	5,426
Transfer agent fees	1,824
Registration fees	1,003
Organizational expense	103,283
Offering expense	46,904
Miscellaneous expense	1,789
Total Expenses	226,899
Less: Fee Waiver/Reimbursement from Investment Manager	(209,504)
Net Expenses	17,395
Net Investment Income	31,290
Net Realized Gain on Investments Allocated from Master Portfolio	39
Net Increase in Net Assets Resulting from Investment Operations	$31,329
*	Commencement of operations.

See Accompanying Notes to Financial Statements	6.30.12	Allianz Global Investors Money Market Fund Semiannual Report	5

Allianz Global Investors Money Market Fund
Statement of Changes in Net Assets
For the period February 17, 2012* through June 30, 2012 (unaudited)

Increase in Net Assets from:
Investment Operations:
Net investment income	$31,290
Net realized gain on investments	39
Net increase in net assets resulting from investment operations	31,329
Dividends to Shareholders from Net Investment Income:
Class A	(170)
Class C	(131)
Institutional II Class	(30,989)
Total Dividends to Shareholders	(31,290)
Fund Share Transactions:
Net proceeds from the sale of shares	54,984,617
Issued in reinvestment of dividends	275
Cost of shares redeemed	(918,567)
Net increase from Fund share transactions	54,066,325
Total Increase in Net Assets	54,066,364
Net Assets:
Beginning of period	30,000
End of period	$54,096,364
*	Commencement of operations.

6	Allianz Global Investors Money Market Fund Semiannual Report	6.30.12	See Accompanying Notes to Financial Statements

Allianz Global Investors Money Market Fund

Financial Highlights

For a Share Outstanding for the period February 17, 2012* through June 30, 2012 (a):

(unaudited)

	Class A		Class C		Institutional II Class

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00
Investment Operations:
Net Investment Income	0.00	(b)	0.00	(b)	0.00	(b)
Net Realized Gain	0.00	(b)	0.00	(b)	0.00	(b)
Total from Investment Operations	0.00	(b)	0.00	(b)	0.00	(b)
Dividends from Net Investment Income	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)
Net Increase in Net Assets Resulting from Investment Operations	0.00	(b)	0.00	(b)	0.00	(b)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total Investment Return(e)	0.03%		0.03%		0.06%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$2,697		$1,389		$50,010
Ratio of Expenses to Average Net Assets With Fee Waiver/Reimbursement	0.26	%(d)	0.26	%(d)	0.16	%(d)
Ratio of Expenses to Average Net Assets Without Fee Waiver/Reimbursement	1.08	%(d)	1.06	%(d)	0.94	%(d)
Ratio of Net Investment Income to Average Net Assets	0.10	%(d)	0.09	%(d)	0.17	%(d)

*	Commencement of operations.
(a)	Per share amounts and percentages include the Fund’s proportionate share of income, expenses and net realized gains of the Master Portfolio.
(b)	Less than $0.01 per share.
(c)	Less than $(0.01) per share.
(d)	Annualized.
(e)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of the period. Income dividends are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total investment return for a period of less than one year is not annualized.

See Accompanying Notes to Financial Statements	6.30.12	Allianz Global Investors Money Market Fund Semiannual Report	7

Allianz Global Investors Money Market Fund

Notes to Financial Statements

June 30, 2012 (unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of nineteen separate investment funds. These financial statements pertain to the Allianz Global Investors Money Market Fund (the “Fund”). Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s investment manager and is an indirect wholly-owned subsidiary of Allianz Asset Management of America L.P. (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund currently offers Class A, Class C and Institutional II Class shares. The Fund commenced operations on February 17, 2012 when it sold and issued 10,000 shares of beneficial interest of each share class at a net asset value (“NAV”) of $1.00 per share to AAM.

The Fund invests as part of a master-feeder structure. The Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the “Master Portfolio”), a portfolio of the State Street Master Funds trust. The investment objective and policies of the Master Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Master Portfolio reflects its proportionate interest in the net assets of the Master Portfolio. At June 30, 2012, the Fund owned less than 1% of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The investment objective of the Fund is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV, by investing in U.S. dollar-denominated money market securities. There is no guarantee that the Fund will meet its stated objective.

The preparation of the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments

The Fund records its investment in the Master Portfolio at fair value. The valuation policies of the Master Portfolio are discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are attached to this report.

The Master Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with Generally Accepted Accounting Principles (“GAAP”) and expand disclosures relating to fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting

8	Allianz Global Investors Money Market Fund Semiannual Report	6.30.12

standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Master Portfolio, at June 30, 2012, in valuing the Master Portfolio’s assets carried at fair value are discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are attached to this report.

The NAV of each share class is normally determined at 5:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

(b)	Investment Transactions, Investment Income and Expenses

The Fund records daily its pro rata share of the Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses.

(c)	Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund’s management has determined that its evaluation has resulted in no material impact to the Fund’s financial statements at June 30, 2012.

(d)	Dividends and Distributions

The Fund declares dividends to shareholders from net investment income daily that are payable monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(e)	Multi-Class Operations

Each class offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, include distribution, servicing and administration fees.

2.	PRINCIPAL RISKS

The Fund is exposed to certain risks through its investment in the Master Portfolio. In the normal course of business, the Master Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Fund is also exposed to other risks such as, but not limited to, master-feeder structure, interest rate and credit risks.

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Allianz Global Investors Money Market Fund

Notes to Financial Statements  (Cont.)

June 30, 2012 (unaudited)

In a master-feeder structure, the Fund’s performance may suffer as a result of large-scale redemptions by other feeder funds or other investors of their shares in the Master Portfolio. Also, other feeder funds or other investors in the Master Portfolio may have a greater ownership interest in the Master Portfolio than the Fund’s interest, and could have effective voting control over the operation of the Master Portfolio. The Fund’s ability to maintain a stable NAV and to meet redemption requests is dependent on the Master Portfolio’s continued ability to do the same. The Fund may not be able to find a suitable alternative if it ceases to invest substantially all of its assets in the Master Portfolio.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Master Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

The Fund is exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Fund is exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Delivery of securities sold is only made once the Master Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

3.	INVESTMENT MANAGER/ADMINISTRATOR/DISTRIBUTOR/FEES

Investment Advisory Fee.  The Investment Manager serves as the investment manager to the Fund pursuant to an Investment Management Agreement. The Investment Manager receives no compensation for its services to the Fund while the Fund is invested in a master-feeder structure. If the Fund does not invest substantially all of its investable assets in a master-feeder structure, the Investment Manager would receive an investment management fee, payable monthly, at an annual rate of 0.05% of the Fund’s average daily net assets.

Administration Fee.  The Investment Manager provides administrative services to the Fund and in return receives an administration fee, payable monthly, at an annual rate of 0.05% of the Fund’s average daily net assets.

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Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Trust’s shares. The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Pursuant to a Shareholder Servicing Plan for Class A and Class C shares, the Fund paid the Distributor an annual fee, payable monthly, at an annual rate of 0.10% of the average daily net assets.

The Distributor also receives the proceeds of contingent deferred sales charges (“CDSC”) paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended June 30, 2012, the Distributor received CDSC fees of $44.

4.	TRUSTEE DEFERRED COMPENSATION PLAN

The Trust has adopted a deferred compensation plan (the “Plan”) for the Trustees, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the Plan. Under the Plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees as if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

5.	EXPENSE LIMITATION

The Investment Manager has contractually agreed until April 30, 2013 to irrevocably waive the Fund’s allocable share of the ordinary operating expenses of the Master Portfolio, Fund fees and expenses and to reimburse the Fund, to the extent that Total Annual Fund Operating Expenses including payment of organizational expenses, but excluding interest, tax and extraordinary expenses, and certain credits and other expenses, exceed 0.26%, 0.26% and 0.16% of the average daily net assets of Class A, Class C and Institutional II Class shares, respectively. Under the Expense Limitation Agreement, the Investment Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed any annual expense limit.

To maintain certain net yields for the Fund, the Investment Manager or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses.

6.	INCOME TAX INFORMATION

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

At June 30, 2012, the cost basis of the Master Portfolio was substantially the same for both federal income tax and financial reporting purposes.

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Allianz Global Investors Money Market Fund

Notes to Financial Statements  (Cont.)

June 30, 2012 (unaudited)

7.	SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with $0.0001 par value. Changes in shares of beneficial interest were as follows:

	For the period 2/17/2012† through 6/30/2012
	Shares	Amount
Shares sold:
Class A	3,046,052	$3,046,052
Class C	1,938,565	1,938,565
Institutional II Class	50,000,000	50,000,000
Issued in reinvestment of dividends:
Class A	152	152
Class C	117	117
Institutional II Class	6	6
Cost of shares redeemed:
Class A	(359,086)	(359,086)
Class C	(559,481)	(559,481)
Institutional II Class	—	—
Net increase resulting from Fund share transactions	54,066,325	$54,066,325
†	Commencement of operations.

8.	INVESTMENTS BY AFFILIATES

At June 30, 2012, Allianz NFJ Dividend Value Fund and Allianz NFJ Small-Cap Value Fund, separate investment funds of the Trust, each owned approximately 46% of the Fund.

9.	SUBSEQUENT EVENTS

There are no subsequent events that require recognition or disclosure. In preparing these financial statements, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

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Allianz Global Investors Money Market Fund Privacy Policy

(unaudited)

Our Commitment to You

We consider customer privacy to be a fundamental aspect of our relationship with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information and gathering shareholder proxies. We may also retain non-affiliated financial services providers, such as broker-dealers, to market our shares or products, and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties

We reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, we may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party only if we receive a shareholder’s written request or consent.

Sharing Information with Affiliates

We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic, and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records

We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

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Allianz Global Investors Money Market Fund

Board Approval of Investment Advisory and Portfolio Management Agreements

(unaudited)

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, approve the Trust’s implementation, on behalf of the Trust’s newly established series Allianz Global Investors Money Market Fund (the “Fund”), of that certain Investment Management Agreement (the “Agreement”) with Allianz Global Investors Fund Management LLC (the “Adviser”).

At an in-person meeting held in December 2011, the Board and the Independent Trustees unanimously approved the Agreement for an initial two-year period ending December 31, 2013.

The material factors and conclusions that formed the basis of this approval for the Fund are discussed below.

Review Process

The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreement. The Board and/or the Independent Trustees (including through the Board’s Contract, Audit Oversight and Compliance, and Performance Committees) met in person and telephonically prior to the approval meeting noted above, both with management and in private sessions, for the specific purpose of considering the proposed implementation of the Agreement and other arrangements for the Fund (together, the “contract review meetings”). In addition, the Trustees consider matters bearing on the Trust and its series, and their investment advisory, administration and distribution arrangements, at their regular meetings throughout the year, including reviews of the funds’ investment results and performance data by the Board’s Performance Committee at each regular meeting.

During the course of the contract review meetings, the Trustees met and discussed the proposed approval with representatives of the Adviser and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either in writing or orally.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

Nature, Extent and Quality of Services; Fund Performance

In considering the Agreement, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory services expected to be provided to the Fund by the Adviser. They considered the terms of the Agreement. The Trustees also received and considered information provided by management that described, among other matters: (a) the nature and scope of the management services expected to be provided to the Fund and information regarding the experience, qualifications and adequacy of the personnel who would be providing those services; (b) the investment program to be used for the Fund, which initially would involve investing substantially all of the Fund’s

14	Allianz Global Investors Money Market Fund Semiannual Report	6.30.12

investable assets in a master portfolio managed by SSgA Funds Management, Inc. (“SSgA”); (c) possible conflicts of interest and fall-out benefits; (d) brokerage and execution practices; (e) pending litigation and governmental inquiries; (f) the compliance functions of the Adviser; (g) proxy voting matters; (h) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries and assets under management; and (i) information relating to compensation of personnel who would be involved with the Fund.

The Trustees noted that the Audit Oversight and Compliance Committee regularly reviews compliance, administration and related matters, and meets with representatives of the Adviser on a regular basis to discuss these matters and related issues. The Trustees also noted that the Performance Committee regularly reviews investment and performance matters, and meets with representatives of the Adviser on a regular basis to discuss these matters and related issues. The Trustees noted that they would be receiving reports from both Committees as to these matters for the Fund going forward.

The Trustees noted that, pursuant to the Agreement, the Adviser would have full investment discretion and make all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of the Board of Trustees. They took into account that at least initially, the Adviser would implement the Fund’s investment program by investing substantially all of the Fund’s investable assets in a master portfolio managed by SSgA. They also noted that the Adviser would oversee the Fund generally and would monitor the Fund’s compliance with investment restrictions and applicable money market fund rules, and report to the Trustees. The Trustees considered information concerning the process to be used by the Adviser in managing and overseeing the Fund and the in-house research and other capabilities of the Adviser and its affiliates. They also considered various investment resources available to the Adviser. They also took into account the Adviser’s compliance program and the resources being devoted to compliance, including the establishment of a money market oversight committee. The Trustees took into account the Adviser’s representations to the Trustees about the continued availability of resources to support the Trust given current market conditions and the importance of having an adviser with access to significant financial resources. The Trustees also took into account information provided by SSgA regarding its background and resources, experience and performance results in managing the master portfolio and other money market products and approach to compliance at the master portfolio level.

The Trustees considered the Adviser’s belief that the Fund would enhance the product line-up of the Trust. The Trustees determined that the Adviser would be making a substantial commitment to the Fund through the funding of organizational expenses, ongoing expense limitations and other arrangements.

The Trustees noted that as a newly established fund, the Fund had no performance history to review.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the management and oversight services of the Adviser are expected to be of a nature, extent and quality sufficient for implementation of the Agreement.

Fees and Other Expenses

The Trustees considered the fees to be paid by the Fund to the Adviser under the Agreement. Among other information, the Trustees considered (i) the level of the Fund’s advisory fees, including versus certain peer funds, as compiled by Morningstar Direct; (ii) the circumstances under which the Fund

6.30.12	Allianz Global Investors Money Market Fund Semiannual Report	15

Allianz Global Investors Money Market Fund

Board Approval of Investment Advisory and Portfolio Management Agreements  (Cont.)

(unaudited)

would pay a fee to the Adviser (i.e., the Fund would not pay an advisory fee to the Adviser so long as substantially all (as defined in the Agreement) of the Fund’s investable assets are invested in an underlying master fund); (iii) the Fund’s ratable share of advisory and other fees and expenses borne as a result of the Fund’s investment in the master fund managed by SSgA; and (iv) the Fund’s estimated total expenses. The Trustees also considered the expense limitation agreement that would be in place for the Fund through February 28, 2013.

The Trustees noted that the Adviser currently does not manage any other funds or separate accounts using the investment strategy proposed for the Fund.

The Trustees reviewed information provided by the Adviser comparing the Fund’s advisory fee and ratio of total expenses to net assets, both before and after waivers and reimbursements, for all three share classes of the Fund (retail and institutional share classes) to those of a group of comparable funds. The Trustees noted that the proposed advisory fees, and total expense ratios after waivers, compared favorably with those of the peer funds.

The Trustees evaluated the Fund’s advisory fees based on a variety of factors, including comparative fee and expense information, the Adviser’s estimated profitability from its relationship with the Fund (described below) and possible economies of scale (described below). Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, and other considerations discussed above, that the fees and expenses expected to be charged under the Agreement represent reasonable compensation to the Adviser in light of the services to be provided.

Costs of Services Provided and Profitability

The Trustees noted that the Fund is newly established and as a result has no actual revenue or cost data. The Trustees did however review information regarding the expected cost of services to be provided by the Adviser and the estimated profitability of the Adviser’s relationship with the Fund, based on an estimated initial asset amount. The Trustees noted that the Adviser anticipated that the Fund, at the estimated asset amount, would not be profitable to the Adviser.

Possible Fall-Out Benefits

The Trustees considered information regarding the anticipated direct and indirect benefits to the Adviser from its relationships with the Fund, including non-advisory fee compensation to be paid to the Adviser and its affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Fund’s distributor, an affiliate of the Adviser), as well as reputational and other “fall-out” benefits. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability and other considerations described above, and they concluded that the fall-out benefits are acceptable at the present time.

Possible Economies of Scale

The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing and supporting the Fund. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Fund, and not only in respect of a single fund. The Trustees noted that the methodology used by the Adviser to determine profitability

16	Allianz Global Investors Money Market Fund Semiannual Report	6.30.12

has a bearing on their analysis of economies of scale. The Trustees also noted that so long as the Fund’s assets are invested in an underlying master fund, the Adviser will not collect an advisory fee, but would collect an administrative fee (subject to expense limitation arrangements). The Trustees noted that in the future they would have the opportunity to reexamine on a periodic basis whether there was an appropriate sharing of any economies or efficiencies. The Trustees concluded, in light of all the foregoing and other considerations described above, that there would be an acceptable sharing of any economies of scale or efficiencies between Fund shareholders and the Adviser based on the Fund’s initial arrangements.

Conclusion

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the implementation of the Agreement was in the interests of the Fund and its shareholders, and should be approved.

6.30.12	Allianz Global Investors Money Market Fund Semiannual Report	17

Allianz Global Investors Money Market Fund

Trustees

Davey S. Scoon

Chairman of the Board of Trustees

Maryann Bruce

F. Ford Drummond

Udo Frank

C. Kim Goodwin

James S. MacLeod

John C. Maney

Edward E. Sheridan

W. Bryant Stooks

Gerald M. Thorne

James W. Zug

Investment Manager/Administrator

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Distributor

Allianz Global Investors Distributors LLC

1633 Broadway

New York, NY 10019

Shareholder Servicing and Transfer Agents

Boston Financial Data Services, Inc.

(Class A and Class C shares)

P.O. Box 8050

Boston, MA 02266-8050

(Institutional II Class shares)

330 West 9th Street

Kansas City, MO 64105

Fund Officers

Brian S. Shlissel

President

Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo

Vice President, Secretary & Chief Legal Officer

Youse E. Guia

Chief Compliance Officer

Scott Whisten

Assistant Treasurer

Richard J. Cochran

Assistant Treasurer

Orhan Dzemaili

Assistant Treasurer

Richard H. Kirk

Assistant Secretary

Lagan Srivastava

Assistant Secretary

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania Avenue

Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut, Suite 1300

Kansas City, MO 64106

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion herein.

This report, including the financial information herein, is transmitted to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For Account Information

Contact your financial adviser, or if you receive account statements directly from Allianz Global Investors/BFDS, you can also call (800) 988-8380 for Class A and Class C shares or (800) 498-5413 for Institutional II Class shares. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

STATE STREET MONEY MARKET PORTFOLIO

SEMIANNUAL REPORT

June 30, 2012

(Unaudited)

19

State Street Money Market Portfolio (Unaudited)

Expense	Example

As a shareholder of the State Street Money Market Portfolio, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2012 to June 30, 2012.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2012

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period*
Based on Actual Portfolio Return	$1,000.00	$1,001.30	$0.35
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.35
*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2012 was 0.07%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 182/366 (the most recent six month period).

20

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*

June 30, 2012
Certificates of Deposit	47.3%
Government Agency Repurchase Agreements	19.2
Financial Company Commercial Paper	17.4
Asset Backed Commercial Paper	7.6
Treasury Repurchase Agreements	5.6
Other Notes	3.0
Liabilities in Excess of Assets	(0.1)

Total	100.0%

Maturity Ladder*

June 30, 2012
Overnight (1 Day)	16.6%
2-30 Days	44.6
31-60 Days	17.3
61-90 Days	9.5
Over 90 Days	12.1

Total	100.1%

Average days to maturity	25
Weighted average life	40
*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.	21

State Street Money Market Portfolio Portfolio of Investments June 30, 2012 (unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 7.6%
Alpine Securitization Corp. (a)	0.240%	07/25/2012	07/25/2012	$100,000,000	$99,984,000
Aspen Funding Corp. (a)	0.254%	07/30/2012	07/30/2012	125,000,000	124,974,826
Collateralized Commercial Paper Co. LLC	0.355%	08/13/2012	08/13/2012	205,000,000	204,914,299
Gemini Securitization Corp. LLC (a)	0.254%	07/30/2012	07/30/2012	80,000,000	79,983,889
Gemini Securitization Corp. LLC (a)	0.487%	08/29/2012	08/29/2012	330,000,000	329,740,400
Kells Funding LLC (b)	0.386%	07/06/2012	07/06/2012	80,000,000	79,995,778
Kells Funding LLC (b)	0.436%	07/11/2012	07/11/2012	100,000,000	99,988,056
Kells Funding LLC (b)	0.457%	07/12/2012	07/12/2012	60,000,000	59,991,750
Kells Funding LLC (b)	0.457%	07/13/2012	07/13/2012	75,000,000	74,988,750
Kells Funding LLC (b)	0.416%	07/19/2012	07/19/2012	166,000,000	165,965,970
Kells Funding LLC (b)	0.416%	08/14/2012	08/14/2012	130,000,000	129,934,855
Kells Funding LLC (b)	0.406%	08/16/2012	08/16/2012	125,000,000	124,936,111
Kells Funding LLC (b)	0.436%	08/28/2012	08/28/2012	100,000,000	99,930,722
Solitaire Funding LLC (a)	0.376%	07/09/2012	07/09/2012	80,000,000	79,993,422
Solitaire Funding LLC (a)	0.376%	07/10/2012	07/10/2012	75,000,000	74,993,062
Solitaire Funding LLC (a)	0.366%	07/25/2012	07/25/2012	95,000,000	94,976,567

TOTAL ASSET BACKED COMMERCIAL PAPER					1,925,292,457

FINANCIAL COMPANY COMMERCIAL PAPER — 17.4%
ABN AMRO Funding (a)	0.274%	07/13/2012	07/13/2012	125,000,000	124,988,750
BNP Paribas	0.243%	07/02/2012	07/02/2012	42,000,000	41,999,720
BNP Paribas	0.243%	07/05/2012	07/05/2012	73,000,000	72,998,053
Caisse D’Amortissement de la Dette Sociale (b)	0.333%	07/12/2012	07/12/2012	145,000,000	144,984,936
Commonwealth Bank of Australia (a)(c)	0.319%	07/06/2012	09/06/2012	95,000,000	95,000,000
Commonwealth Bank of Australia (a)(c)	0.321%	07/09/2012	09/10/2012	95,000,000	95,000,000
Commonwealth Bank of Australia (a)(c)	0.294%	07/23/2012	11/21/2012	100,000,000	100,000,000
Credit Suisse	0.304%	07/18/2012	07/18/2012	300,000,000	299,957,500
DNB Bank ASA (a)	0.536%	07/31/2012	07/31/2012	202,000,000	202,000,000
DNB Bank ASA	0.538%	09/24/2012	09/24/2012	215,000,000	215,000,000
General Electric Capital Corp.	0.240%	07/11/2012	07/11/2012	137,000,000	136,990,867
General Electric Capital Corp.	0.244%	07/25/2012	07/25/2012	98,000,000	97,984,320
General Electric Capital Corp.	0.244%	08/06/2012	08/06/2012	150,000,000	149,964,000
General Electric Capital Corp.	0.244%	08/07/2012	08/07/2012	50,000,000	49,987,667
General Electric Capital Corp.	0.244%	08/09/2012	08/09/2012	107,000,000	106,972,180
General Electric Capital Corp.	0.244%	08/17/2012	08/17/2012	100,000,000	99,968,667
General Electric Capital Corp.	0.305%	09/20/2012	09/20/2012	100,000,000	99,932,500
General Electric Co.	0.193%	09/26/2012	09/26/2012	133,000,000	132,938,931
HSBC Bank PLC (a)(c)	0.349%	07/02/2012	08/02/2012	105,000,000	105,000,000
JPMorgan Chase & Co. (c)	0.281%	07/09/2012	10/09/2012	180,000,000	180,000,000
JPMorgan Chase & Co.	0.298%	10/09/2012	10/09/2012	240,000,000	239,800,000
Nordea Bank AB	0.345%	07/02/2012	07/02/2012	70,000,000	69,999,329
Nordea Bank AB	0.254%	07/12/2012	07/12/2012	206,500,000	206,484,226
NRW Bank (a)	0.289%	08/09/2012	08/09/2012	500,000,000	499,845,625
Sumitomo Mitsui Banking Corp. (a)	0.183%	07/06/2012	07/06/2012	225,000,000	224,994,375
Sumitomo Mitsui Banking Corp. (a)	0.183%	07/09/2012	07/09/2012	250,000,000	249,990,000

22	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments June 30, 2012 (unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER — (continued)
Toyota Motor Credit Corp.	0.305%	07/16/2012	07/16/2012	$75,000,000	$74,990,625
Toyota Motor Credit Corp.	0.264%	08/15/2012	08/15/2012	35,300,000	35,288,527
Toyota Motor Credit Corp.	0.264%	08/27/2012	08/27/2012	35,600,000	35,585,345
Toyota Motor Credit Corp.	0.264%	08/30/2012	08/30/2012	50,600,000	50,578,073
Toyota Motor Credit Corp.	0.355%	10/16/2012	10/16/2012	50,000,000	49,947,986
Westpac Banking Corp. (a)(c)	0.295%	07/30/2012	09/28/2012	125,000,000	125,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					4,414,172,202

CERTIFICATES OF DEPOSIT — 47.3%
Bank of Montreal	0.180%	07/10/2012	07/10/2012	332,000,000	332,000,000
Bank of Montreal	0.180%	07/10/2012	07/10/2012	160,000,000	160,000,000
Bank of Montreal (c)	0.519%	07/06/2012	12/05/2012	94,000,000	94,000,000
Bank of Nova Scotia (c)	0.616%	08/16/2012	09/14/2012	38,000,000	38,000,000
Bank of Nova Scotia (c)	0.313%	07/19/2012	09/19/2012	205,000,000	205,000,000
Bank of Nova Scotia (c)	0.309%	07/03/2012	10/03/2012	210,000,000	210,000,000
Bank of Tokyo — Mitsubishi	0.170%	07/09/2012	07/09/2012	200,000,000	200,000,000
Bank of Tokyo — Mitsubishi	0.190%	07/27/2012	07/27/2012	500,000,000	500,000,000
Bank of Tokyo — Mitsubishi	0.190%	07/30/2012	07/30/2012	500,000,000	500,000,000
Barclays Bank	0.620%	07/13/2012	07/13/2012	500,000,000	500,000,000
Barclays Bank	0.460%	07/24/2012	07/24/2012	150,000,000	150,000,000
Barclays Bank	0.420%	08/17/2012	08/17/2012	200,000,000	200,000,000
Barclays Bank (c)	0.784%	07/23/2012	08/21/2012	50,000,000	50,000,000
Barclays Bank	0.420%	09/07/2012	09/07/2012	150,000,000	150,000,000
Barclays Bank	0.430%	09/24/2012	09/24/2012	300,000,000	300,000,000
BNP Paribas	0.240%	07/13/2012	07/13/2012	63,000,000	63,000,000
Credit Suisse	0.300%	07/12/2012	07/12/2012	400,000,000	400,000,000
Credit Suisse (c)	0.439%	07/05/2012	12/05/2012	187,000,000	187,000,000
Deutsche Bank AG	0.420%	07/17/2012	07/17/2012	150,000,000	150,000,000
Deutsche Bank AG	0.220%	07/27/2012	07/27/2012	200,000,000	200,000,000
ING Bank NV	0.460%	08/03/2012	08/03/2012	400,000,000	400,000,000
ING Bank NV	0.460%	08/06/2012	08/06/2012	200,000,000	200,000,000
ING Bank NV	0.420%	08/09/2012	08/09/2012	250,000,000	250,000,000
ING Bank NV	0.420%	09/18/2012	09/18/2012	300,000,000	300,000,000
National Australia Bank Ltd. (c)	0.295%	07/26/2012	10/26/2012	265,000,000	265,000,000
National Australia Bank Ltd. (c)	0.295%	07/30/2012	10/29/2012	400,000,000	400,000,000
National Bank of Canada	0.365%	07/25/2012	07/25/2012	65,000,000	65,000,000
Nordea Bank AB	0.340%	07/02/2012	07/02/2012	100,000,000	99,999,986
Nordea Bank AB	0.320%	07/03/2012	07/03/2012	125,000,000	124,999,965
Nordea Bank AB	0.250%	07/09/2012	07/09/2012	400,000,000	400,000,000
Nordea Bank AB	0.610%	07/24/2012	07/24/2012	50,000,000	50,011,481
Rabobank Nederland NV	0.400%	10/15/2012	10/15/2012	200,000,000	200,000,000
Rabobank Nederland NV (c)	0.568%	07/02/2012	01/02/2013	225,000,000	225,000,000
Rabobank Nederland NV (c)	0.568%	07/05/2012	01/04/2013	500,000,000	500,000,000
Skandinaviska Enskilda Banken AB	0.480%	07/30/2012	07/30/2012	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB	0.460%	08/14/2012	08/14/2012	355,000,000	355,000,000
Skandinaviska Enskilda Banken AB	0.460%	08/21/2012	08/21/2012	286,000,000	286,000,000
Standard Chartered Bank	0.300%	08/06/2012	08/06/2012	141,000,000	141,000,000

See Notes to Financial Statements.	23

State Street Money Market Portfolio Portfolio of Investments June 30, 2012 (unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT — (continued)
Standard Chartered Bank	0.330%	08/21/2012	08/21/2012	$141,000,000	$141,000,000
Sumitomo Mitsui Banking Corp.	0.180%	07/09/2012	07/09/2012	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.	0.180%	07/09/2012	07/09/2012	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.	0.180%	07/30/2012	07/30/2012	200,000,000	200,000,000
Svenska Handelsbanken AB	0.245%	08/06/2012	08/06/2012	45,000,000	45,000,225
Svenska Handelsbanken AB	0.275%	08/15/2012	08/15/2012	300,000,000	300,001,874
Svenska Handelsbanken AB	0.290%	09/04/2012	09/04/2012	175,000,000	175,000,000
Svenska Handelsbanken AB	0.300%	09/10/2012	09/10/2012	225,000,000	225,000,000
Swedbank AB	0.390%	09/04/2012	09/04/2012	241,000,000	241,000,000
Toronto Dominion Bank (c)	0.466%	08/02/2012	02/04/2013	61,500,000	61,500,000
UBS AG (c)	0.745%	07/27/2012	07/27/2012	440,000,000	440,000,000
UBS AG (c)	0.726%	07/30/2012	07/30/2012	440,000,000	440,000,000

TOTAL CERTIFICATES OF DEPOSIT					11,969,513,531

OTHER NOTES — 3.0%
Bank of America NA	0.240%	07/09/2012	07/09/2012	400,000,000	400,000,000
Commonwealth Bank of Australia (b)(c)	0.616%	07/27/2012	11/26/2012	31,000,000	31,000,000
Nordea Bank AB (b)(c)	0.637%	08/20/2012	11/16/2012	174,000,000	174,000,000
Rabobank Nederland NV (b)(c)	0.606%	08/16/2012	12/14/2012	107,000,000	107,000,000
Westpac Banking Corp. (c)	0.616%	07/30/2012	11/27/2012	35,000,000	35,000,000

TOTAL OTHER NOTES					747,000,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 19.2%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a Federal National Mortgage Association, 4.000% due 04/01/2041, valued at $108,120,001); expected proceeds $106,001,590	0.180%	07/02/2012	07/02/2012	106,000,000	$106,000,000

Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.500% due 03/01/2020 - 06/01/2042 and Federal National Mortgage Associations, 2.500% - 7.500% due 12/01/2016 - 07/01/2042, valued at $127,500,000); expected proceeds $125,003,403	0.140%	07/05/2012	07/05/2012	125,000,000	125,000,000

24	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments June 30, 2012 (unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 5.500% due 06/01/2036 - 07/01/2042 and Federal National Mortgage Associations, 3.500% - 4.000% due 12/01/2025 - 12/01/2031, valued at $671,160,001); expected proceeds $658,010,418	0.190%	07/02/2012	07/02/2012	$658,000,000	$658,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 2.750% - 4.000% due 11/15/2039 - 11/01/2040, a Federal National Mortgage Association, 3.500% due 12/01/2025 and Government National Mortgage Associations, 4.500% - 5.000% due 04/20/2025 - 02/20/2040, valued at $246,840,000); expected proceeds $242,004,033	0.200%	07/02/2012	07/02/2012	242,000,000	242,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/26/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.000% due 02/01/2019 - 07/01/2042, and Federal National Mortgage Associations, 2.500% - 6.500% due 04/01/2021 - 01/01/2048, valued at $612,000,000); expected proceeds $600,023,333	0.200%	07/03/2012	07/03/2012	600,000,000	600,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.000% due 10/01/2018 - 05/01/2042, and Federal National Mortgage Associations, 3.000% - 6.500% due 09/01/2013 -04/01/2042, valued at $554,880,000); expected proceeds $544,011,333	0.250%	07/02/2012	07/02/2012	544,000,000	544,000,000

See Notes to Financial Statements.	25

State Street Money Market Portfolio Portfolio of Investments June 30, 2012 (unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% -5.000% due 07/01/2026 - 07/01/2042, and Federal National Mortgage Associations, 2.500% - 6.000% due 06/01/2022 -05/01/2042, valued at $408,000,001); expected proceeds $400,015,556	0.200%	07/06/2012	07/06/2012	$400,000,000	$400,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/25/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% -5.500% due 12/01/2020 - 06/01/2042, and Federal National Mortgage Associations, 3.500% - 6.000% due 10/01/2026 -06/01/2042, valued at $306,000,001); expected proceeds $300,011,667	0.200%	07/02/2012	07/02/2012	300,000,000	300,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% -6.000% due 02/01/2025 - 06/01/2042, and Federal National Mortgage Associations, 3.500% - 6.500% due 04/01/2019 -07/01/2048, valued at $459,000,000); expected proceeds $450,016,625	0.190%	07/05/2012	07/05/2012	450,000,000	450,000,000

Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 4.500% due 08/01/2025 - 06/01/2042 and Federal National Mortgage Associations, 2.500% -5.000% due 06/01/2024 - 02/01/2049, valued at $714,000,001); expected proceeds $700,010,500	0.180%	07/02/2012	07/02/2012	700,000,000	700,000,000

26	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments June 30, 2012 (unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2012 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 03/01/2042, Federal National Mortgage Associations, 2.500% - 4.500% due 06/01/2027 - 03/01/2042 and a Government National Mortgage Association, 3.000% due 03/20/2027, valued at $255,326,759); expected proceeds $250,006,806	0.140%	07/05/2012	07/05/2012	$250,000,000	$250,000,000

Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 4.000% due 02/01/2042 - 06/01/2042, and Federal National Mortgage Associations, 3.500% - 4.500% due 08/01/2025 -03/01/2042, valued at $255,000,000); expected proceeds $250,008,264	0.170%	07/06/2012	07/06/2012	250,000,000	250,000,000

Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal National Mortgage Associations, 3.500% - 4.500% due 06/01/2030 -06/01/2042, valued at $238,680,001); expected proceeds $234,003,900	0.200%	07/02/2012	07/02/2012	234,000,000	234,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,859,000,000

TREASURY REPURCHASE AGREEMENTS — 5.6%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by U.S. Treasury Strips, 2.500% - 4.375% due 03/31/2013 - 02/15/2038, valued at $408,000,032); expected proceeds $400,005,333	0.160%	07/02/2012	07/02/2012	400,000,000	400,000,000

Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 3.125% due 05/15/2021, valued at $102,000,092); expected proceeds $100,001,250	0.150%	07/02/2012	07/02/2012	100,000,000	100,000,000

See Notes to Financial Statements.	27

State Street Money Market Portfolio Portfolio of Investments June 30, 2012 (unaudited) (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS — (continued)
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by U.S. Treasury Strips, 2.125% - 3.625% due 02/15/2021 - 08/15/2021, valued at $536,187,494); expected proceeds $524,006,550	0.150%	07/02/2012	07/02/2012	$524,000,000	$524,000,000

Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by U.S. Treasury Strips, 0.875% - 8.500% due 11/15/2012 - 02/15/2020, valued at $408,000,031); expected proceeds $400,005,000	0.150%	07/02/2012	07/02/2012	400,000,000	400,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,424,000,000

TOTAL INVESTMENTS (d) — 100.1%					25,338,978,190
Liabilities in Excess of Assets — (0.1)%					(13,929,889)

NET ASSETS — 100.0%					$25,325,048,301

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,706,464,916 or 10.69% of net assets as of June 30, 2012.
(b)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,292,716,928 or 5.10% of net assets as of June 30, 2012.
(c)	Variable Rate Security—Interest rate shown is rate in effect as of June 30, 2012.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

28	See Notes to Financial Statements.

State Street Money Market Portfolio
Statement of Assets and Liabilities June 30, 2012 (unaudited)

Assets
Investments at market value and amortized cost (Note 2)	$19,055,978,190
Repurchase Agreements, at market value and cost (Note 2)	6,283,000,000
Total Investments	25,338,978,190
Interest receivable	7,192,255
Total assets	25,346,170,445
Liabilities
Due to custodian	19,606,985
Management fee (Note 3)	1,138,851
Administration and custody fees (Note 3)	325,293
Professional fees	24,497
Trustee’s fees (Note 4)	12,519
Accrued expenses and other liabilities	13,999
Total liabilities	21,122,144
Net Assets	$25,325,048,301

See Notes to Financial Statements.	29

State Street Money Market Portfolio
Statement of Operations
Six Months Ended June 30, 2012 (unaudited)

Investment Income
Interest	$43,973,058

Expenses
Management fees (Note 3)	6,732,478
Administration and custody fees (Note 3)	1,831,253
Trustees’ fees (Note 4)	104,123
Professional fees	32,403
Printing fees	2,213
Other expenses	68,185
Total expenses	8,770,655

Net Investment Income	35,202,403

Realized Gain
Net realized gain on investments	61,253

Net Increase in Net Assets Resulting from Operations	$35,263,656

30	See Notes to Financial Statements.

State Street Money Market Portfolio
Statements of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets from Operations:
Net investment income	$35,202,403	$54,401,616
Net realized gain on investments	61,253	35,236
Net increase in net assets from operations	35,263,656	54,436,852
Capital Transactions
Contributions	28,462,606,323	54,609,201,296
Withdrawals	(25,953,008,023)	(58,387,277,456)
Net increase (decrease) in net assets from capital transactions	2,509,598,300	(3,778,076,160)
Net Increase (Decrease) in Net Assets	2,544,861,956	(3,723,639,308)
Net Assets
Beginning of period	22,780,186,345	26,503,825,653
End of period	$25,325,048,301	$22,780,186,345

See Notes to Financial Statements.	31

State Street Money Market Portfolio
Financial Highlights

		Ratios to Average Net Assets					Net Assets End of Period (000s Omitted)
Period Ended December 31,	Total Return(a)	Gross Operating Expenses	Net Operating Expenses		Net Investment Income (Loss)
2012*	0.13%	0.07%**	0.07	%**	0.26	%**	$25,325,048
2011	0.20%	0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%	0.12%	0.12%		0.20%		$26,503,826
2009	0.52%	0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%	0.12%	0.10%		2.79%		$8,605,905
2007	5.30%	0.12%	0.10%		5.14%		$6,918,263

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.
*	For the six months ended June 30, 2012 (Unaudited).
**	Annualized.

32	See Notes to Financial Statements.

State Street Money Market Portfolio

Notes to Financial Statements

June 30, 2012 (unaudited)

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At June 30, 2012, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, (the “Portfolio”). The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security Valuation.  As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

33

State Street Money Market Portfolio

Notes to Financial Statements  (Cont.)

June 30, 2012 (unaudited)

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Investments in Securities
Valuation Inputs
Level 1—Quoted Prices	$—
Level 2—Other Significant Observable Inputs	25,338,978,190
Level 3—Significant Unobservable Inputs	—
Total Investments	$25,338,978,190

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the six months ended June 30, 2012, there were no transfers between levels.

Securities Transactions, Investment Income and Expenses.  Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal Income Taxes.  The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2011, and determined it does not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements.  A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio’s transactions, is generally within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related

34

to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense Allocation.  Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to the Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to the Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

Use of Estimates.  The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent Events.  Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolios’ financial statements as presented.

3.	Related Party Fees

The Portfolio has entered into an investment advisory agreement with the Adviser. The Adviser directs the investments of the Portfolio in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, until January 31, 2011, the Portfolio paid the Adviser a management fee at an annual rate of 0.10% of the Portfolio’s average daily net assets. Effective February 1, 2011, the contractual management fee rate in each Fund’s and Portfolio’s investment advisory agreement was reduced from an annual rate of 0.10% to 0.05% of its average daily net assets. On February 1, 2011, the Adviser implemented a management fee waiver that had the effect of implementing this change as of that date.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent beginning February 1, 2007, the Portfolio pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets during the month as follows:

Asset Levels	Annual Percentage of Average Aggregate Daily Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

35

State Street Money Market Portfolio

Notes to Financial Statements  (Cont.)

June 30, 2012 (unaudited)

4.	Trustees’ Fees

The Trust pays each Trustee who is not an officer or employee of SSgA FM or State Street $5,000 for each meeting of the Board of Trustees and an additional $1,250 for each telephonic meeting attended. The Trust also pays each Trustee an annual retainer of $100,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

36

State Street Money Market Portfolio

General Information

June 30, 2012 (unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

37

State Street Money Market Portfolio

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

38

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ752SA_063012

AGI-2012-08-08-4438

ITEM 2.	CODE OF ETHICS

(a)	Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end management investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund’s last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allianz Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President

Date: September 6, 2012

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President

Date: September 6, 2012

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 6, 2012